RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Net realized gain (loss) on securities
Reclassification of net realized (gain) loss on securities into earnings	$ (11,213)	$ (7,515)
Gain on settlement of securities
Net realized gain (loss) on securities
Gain on settlement of securities	(11,213)	(11,271)
Other-Than-Temporary Investment
Net realized gain (loss) on securities
Impairment		$ 3,756